Related Party Transactions (Tables)	12 Months Ended
Mar. 31, 2022
Related party transactions [abstract]
Summary of Related Party Payables

	As of March 31,
	2022	2021
Related Party Payables
James Foster	101,167	141,815
Cameron Lee Shaw	25,016	40,994
Anne Foster	—	12,520
Patrick Foster	—	175,722
Fiona Foster	—	—
Total Related Party Payables	126,183	371,051